As filed with the Securities and Exchange Commission on
February 18, 2011
Registration No. 2-57165
811-02675

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 45 and	☑

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 38	☑
(Check appropriate box or boxes)

PUTNAM TAX EXEMPT INCOME FUND
(Exact Name of Registrant as Specified in Charter)
One Post Office Square, Boston, Massachusetts 02109
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code
(617) 292-1000
It is proposed that this filing will become effective
(check appropriate box)
☐	immediately upon filing pursuant to paragraph (b)

☑	on January 30, 2011 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

BETH S. MAZOR, Vice President
PUTNAM TAX EXEMPT INCOME FUND
One Post Office Square
Boston, Massachusetts 02109
(Name and address of agent for service)

Copy to:
JOHN W. GERSTMAYR, Esquire
ROPES & GRAY LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199-3600

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 18th day of February, 2011.

Putnam Tax Exempt Income Fund

By: /s/ Jonathan S. Horwitz,
Executive Vice President, Treasurer, Principal Executive Officer and Compliance Liaison
     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement of Putnam Tax Exempt Income Fund has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title

John A. Hill*	Chairman of the Board and Trustee

Jameson A. Baxter*	Vice Chairman of the Board and Trustee

Robert L. Reynolds*	President and Trustee

Jonathan S. Horwitz*	Executive Vice President, Treasurer, Principal Executive Officer and Compliance Liaison

Steven D. Krichmar*	Vice President and Principal Financial Officer

Janet C. Smith*	Vice President, Assistant Treasurer and Principal Accounting Officer

Ravi Akhoury*	Trustee

Barbara M. Baumann**	Trustee

Charles B. Curtis*	Trustee

Robert J. Darretta*	Trustee

Paul L. Joskow*	Trustee

Kenneth R. Leibler*	Trustee

Robert E. Patterson*	Trustee

Signature	Title

George Putnam, III*	Trustee

W. Thomas Stephens*	Trustee

By: /s/ Jonathan S. Horwitz, as Attorney-in-Fact February 18, 2011

*	Signed pursuant to power of attorney filed in Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on January 28, 2010

**	Signed pursuant to power of attorney filed in Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on January 28, 2011.